Cover	3 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	ROCKETFUEL BLOCKCHAIN, INC.
Entity Central Index Key	0000823546
Entity Tax Identification Number	90-1188745
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	201 Spear Street
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	(424)
Local Phone Number	256-8560
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false